Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 130,936	$ 118,179	$ 120,854	$ 115,904	$ 129,667	$ 117,408	$ 120,229	$ 114,826	$ 485,873	$ 482,130	$ 485,651
Net sales	129,750	117,176	119,405	114,986	128,684	116,598	119,330	114,002	481,317	478,614	482,229
Cost of sales	97,743	87,484	89,485	86,544	96,999	87,446	90,056	86,483	361,256	360,984	365,086
Consolidated net income	3,986	3,202	3,889	3,216	4,748	3,414	3,635	3,283	14,293	15,080	17,099
Consolidated net income attributable to Walmart	$ 3,757	$ 3,034	$ 3,773	$ 3,079	$ 4,574	$ 3,304	$ 3,475	$ 3,341	$ 13,643	$ 14,694	$ 16,363
Basic income per common share from continuing operations attributable to Walmart									$ 4.40	$ 4.58	$ 5.01
Basic income per common share from discontinued operations attributable to Walmart									0.00	0.00	0.06
Earnings per share, basic	$ 1.23	$ 0.98	$ 1.21	$ 0.98	$ 1.44	$ 1.03	$ 1.08	$ 1.03	4.40	4.58	5.07
Diluted income per common share from continuing operations attributable to Walmart									4.38	4.57	4.99
Diluted income per common share from discontinued operations attributable to Walmart									0.00	0.00	0.06
Earnings per share, diluted	$ 1.22	$ 0.98	$ 1.21	$ 0.98	$ 1.43	$ 1.03	$ 1.08	$ 1.03	$ 4.38	$ 4.57	$ 5.05